Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Payable [Abstract]
Schedule of Other Accounts Payable
	December 31, 2023	December 31, 2022

Employees’ salaries and related liabilities	388	396
Related parties	354	332
Accrued expenses	267	470
Other	17	18
Total	1,026	1,216